Condensed Consolidated Statements of Comprehensive Loss (Unaudited) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
REVENUES	$ 1,850,060	$ 738,527
COST OF REVENUES (exclusive of depreciation shown below)	693,664	241,970
GROSS MARGIN	1,156,396	496,557
OPERATING EXPENSES
Research and development	1,663,838	1,292,531
General and administrative	6,650,484	3,004,403
Depreciation	22,332	24,069
TOTAL OPERATING EXPENSES	8,336,654	4,321,003
OPERATING LOSS	(7,180,258)	(3,824,446)
OTHER INCOME (EXPENSE)
Gain (loss) on warrant valuation adjustment	55,376	(568,729)
Interest expense	(4,496,148)	(1,139,711)
Other income, net	9,952	0
Loss on foreign currency exchange	(20,316)	(5,050)
TOTAL OTHER INCOME (EXPENSE), NET	(4,451,136)	(1,713,490)
NET LOSS	(11,631,394)	(5,537,936)
OTHER COMPREHENSIVE INCOME (LOSS)
Foreign currency translation adjustments	(19,085)	8,286
TOTAL COMPREHENSIVE LOSS	$ (11,650,479)	$ (5,529,650)
LOSS PER SHARE:
Net loss - basic and diluted	$ (0.08)	$ (0.04)
Weighted average shares outstanding - basic and diluted	149,537,777	138,838,602
Product
REVENUES	$ 949,601	$ 456,765
COST OF REVENUES (exclusive of depreciation shown below)	525,216	129,512
License fees
REVENUES	819,696	235,878
Other
REVENUES	80,763	45,884
COST OF REVENUES (exclusive of depreciation shown below)	$ 168,448	$ 112,458